DARPA Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DARPA Grant Revenue Disclosure [Line Items]
Allowable costs of reimbursable	$ 5,000
Revenues			$ 42,000
Prepaid expenses and other current assets		$ 3,194	1,362
Research and development arrangement maximum reimbursement amount		$ 5,000
Research and development arrangement extended period month year		2022-12
DARPA Grant Revenue [Member]
DARPA Grant Revenue Disclosure [Line Items]
Revenues		$ 1,400	0
Prepaid expenses and other current assets		$ 100	$ 0